Share-based Payments - Schedule of RSU Activity (Details) - RSU	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (Non-vested), beginning of year (in shares) | shares	6,090,780	3,632,715	3,422,582
Granted (in shares) | shares	3,679,669	4,309,883	2,195,133
Vested (in shares) | shares	(716,029)	(696,398)	(1,176,695)
Forfeited (in shares) | shares	(1,880,274)	(1,155,420)	(808,305)
Outstanding (Non-vested), end of year (in shares) | shares	7,174,146	6,090,780	3,632,715
Weighted average grant date fair value, RSU outstanding beginning balance (in GBP per share) | £ / shares	£ 1.74	£ 1.91	£ 2.46
Weighted average grant date fair value, RSU granted (in GBP per share) | £ / shares	1.28	1.76	2.15
Weighted average grant date fair value, RSU vested (in GBP per share) | £ / shares	2.00	2.80	2.93
Weighted average grant date fair value, RSU forfeited (in GBP per share) | £ / shares	1.94	2.67	2.25
Weighted average grant date fair value, RSU Ending balance (in GBP per share) | £ / shares	£ 1.10	£ 1.74	£ 1.91